RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Related party transactions
Amount held by related parties	$ 67,428,441	$ 59,724,991
Loan purchasing:
Loans purchased from CBD	239,616,353	251,013,073	240,871,321
Management and record keeping services:
Total management and record keeping services	39,655,079	39,532,624	37,070,755
Other transactions:
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	19,894,669	26,203,380	26,200,721
Monthly servicing (0.7% of outstanding principal)
Management and record keeping services:
Total management and record keeping services	33,820,834	33,609,257	31,323,735
Service expense expressed as a percentage of outstanding principal	0.70%
Monthly servicing ($2.82 for each loan owned at prior fiscal year end)
Management and record keeping services:
Total management and record keeping services	5,084,245	5,173,367	5,012,020
Service expense for each loan owned at prior fiscal year end	2.82
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)
Management and record keeping services:
Total management and record keeping services	750,000	750,000	735,000
Amount fixed as monthly service expense	62,500		61,250
Investment Notes
Related party transactions
Weighted average interest rate (as a percent)	9.06%	9.12%
Thomas H. Holcom, Jr. and family | Investment Notes
Related party transactions
Amount held by related parties	843,292	785,461
Weighted average interest rate (as a percent)	6.67%
Carol Jackson | Investment Notes
Related party transactions
Amount held by related parties	541,250	500,000
Weighted average interest rate (as a percent)	8.25%
CBD
Loan purchasing:
Loans purchased from CBD	239,616,353	251,013,073	240,871,321
Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	3,276,540	3,630,526	3,620,390
Fees paid for each loan purchased	30.00
MCFC
Other transactions:
Dividends paid to MCFC	$ 6,773,313	$ 8,845,387	$ 10,560,722